Related Party Transactions (Detail) - USD ($) $ in Millions	5 Months Ended	6 Months Ended		12 Months Ended
	May. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Trailstone NA Logistic LLC | Costs for gas purchases
Support Costs (Details) [Abstract]
Amount of related party transaction		$ 6
Talen Energy Supply | PPL Services [Member]
Support Costs (Details) [Abstract]
Support cost allocations from subsidiary of parent to registrant		$ 67	$ 112
PPL Energy Supply LLC [Member] | PPL Services [Member]
Support Costs (Details) [Abstract]
Support cost allocations from subsidiary of parent to registrant				$ 218	$ 218	$ 212
PPL Energy Supply LLC [Member] | PPL Electric [Member]
PLR Contracts/Purchase of Accounts Receivable (Numeric) [Abstract]
Credit exposure with affiliate under a Master Supply Agreement				$ 25
Talen Energy Marketing | PPL Electric [Member]
PLR Contracts/Purchase of Accounts Receivable (Numeric) [Abstract]
Credit exposure with affiliate under a Master Supply Agreement	$ 146		$ 184